Stockholders' Equity (Details 4) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price of common stock	$ 2.00		$ 0.30
Risk-free interest rate, minimum	0.70%	0.90%	0.60%
Risk-free interest rate, maximum	2.00%	1.80%	0.70%
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	75.00%	73.00%	82.00%
Volatility, maximum	76.00%	83.00%	83.00%
Expected term (in years)			5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price of common stock		1.50
Expected term (in years)	7 years	7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price of common stock		0.80
Expected term (in years)	4 years	4 years